TRADE PAYABLES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2025
Trade Payables And Other Current Liabilities
TRADE PAYABLES AND OTHER CURRENT LIABILITIES

9.	TRADE PAYABLES AND OTHER CURRENT LIABILITIES

The composition of trade payables and other current liabilities as of June 30, 2025 and December 31, 2024 is as follows:

	06/30/2025	12/31/2024
Trade payables	24,494	24,552
Customer online wallets	8,059	8,697
Other current liabilities	6,065	7,211
Accruals	1,165	773
Total	39,783	41,233
Of which:
with related parties (Note 12)	3,931	3,958

The customer online wallets are the net difference between funds deposited by customers, plus winning wagers, less losing wagers and less customers withdrawals.

Accrued salaries include Codere Online’s commitments to its staff under the labor legislation prevailing in each market as well as the labor contingencies recognized in each reporting period.

The details of other current liabilities as of June 30, 2025 and December 31, 2024 is as follows:

	06/30/2025	12/31/2024
Accrued salaries	779	1,744
Current tax liabilities	5,044	5,459
Others	242	8
Total	6,065	7,211